Related party disclosure - Summary of Details of Transactions and Balances with Entities having Significant Influence on RPPL (Detail) - GS Wyvern Holdings Limited - Joint Control Or Significant Influence
₨ in Millions, $ in Millions
12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of transactions between related parties [line items]
Interest expense on compulsorily convertible preference shares outstanding		$ 1,165
Compulsorily convertible preference shares converted to equity	$ 9,222
Compulsorily convertible preference shares outstanding | ₨			₨ 8,899